Condensed Parent Company Only Financial Statements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXPENSES
Income before income taxes and undistributed net income of subsidiary	$ 3,044,722	$ 2,785,761	$ 2,836,077
Income tax benefit	506,962	331,616	496,796
Net income	2,537,760	2,454,145	2,339,281
Parent Company [Member]
INCOME
Dividends from subsidiary bank	1,256,952	1,256,952	1,211,520
Gains on sales of investment securities	5,576	1,248	4,258
Other Income	121,063	119,839	120,008
Total income	1,383,591	1,378,039	1,335,786
EXPENSES
Other expenses	201,627	178,963	171,246
Total expenses	201,627	178,963	171,246
Income before income taxes and undistributed net income of subsidiary	1,181,964	1,199,076	1,164,540
Income tax benefit	33,735	24,267	9,169
Equity in undistributed net income of subsidiary	1,322,061	1,230,802	1,165,572
Net income	$ 2,537,760	$ 2,454,145	$ 2,339,281